CONSOLIDATED BALANCE SHEET (unaudited) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Property, plant & equipment	$ 4,089	$ 4,025
Right-of-use assets	382	391
Goodwill	8,970	8,970
Intangible assets other than goodwill	9,368	9,689
Deferred tax assets	406	411
Financial assets	513	287
Other non-current assets	281	243
Total non-current assets	24,009	24,016
Current assets
Inventories	2,270	2,109
Trade receivables	1,792	1,673
Income tax receivables	40	13
Cash and cash equivalents	661	980
Other current assets	437	418
Total current assets	5,200	5,193
Total assets	29,209	29,209
Equity
Share capital	20	20
Reserves	19,919	19,657
Total equity	19,939	19,677
Non-current liabilities
Financial debts	4,581	4,541
Lease liabilities	354	359
Deferred tax liabilities	1,097	1,064
Provisions & other non-current liabilities	832	786
Total non-current liabilities	6,864	6,750
Current liabilities
Trade payables	902	861
Financial debts	100	107
Lease liabilities	72	71
Current income tax liabilities	153	219
Provisions & other current liabilities	1,179	1,524
Total current liabilities	2,406	2,782
Total liabilities	9,270	9,532
Total equity and liabilities	$ 29,209	$ 29,209